DEBT - Schedule of Tranches (Details) - Line of credit - Secured Debt	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2021
$449 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility	40.00%
Repayment terms		6 months
Maturity period of debt (in days or years)	12 years
$450 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility	40.00%
Repayment terms		6 months
Maturity period of debt (in days or years)	12 years
$226 million newbuild facility
Debt Instrument [Line Items]
Proportion of facility	20.00%
Repayment terms		6 months
Maturity period of debt (in days or years)	5 years	5 years